Trade receivables - Components of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 57,937	$ 65,121
Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets	48,119	55,873
Cost
Disclosure of financial assets [line items]
Financial assets	60,261	67,723
Cost | Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets	52,915	60,719
Impairment reserve
Disclosure of financial assets [line items]
Financial assets	(2,324)	(2,602)
Impairment reserve | Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets	$ (4,796)	$ (4,846)	$ (3,930)